Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares
Weighted-average common shares outstanding, diluted	1,252,372	5,733,920	1,252,372	5,733,920	2,789,393	5,463,799
Diluted net income (loss) per share	$ 0.01		$ 0.00	$ (0.14)	$ (0.15)	$ (0.06)
Non-Redeemable Shares
Weighted-average common shares outstanding, diluted	1,728,078	1,728,078	1,728,078	1,728,078	1,447,964	1,728,078
Diluted net income (loss) per share	$ (0.23)	$ (0.21)	$ (0.49)	$ (0.54)	$ (0.49)	$ (1.25)